Current and long-term debt - 2021 $21.0 million credit facility (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,436,224,000	$ 2,541,678,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,948,592,000	3,145,623,000
2021 $21.0 Million Credit Facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 19,200,000
Senior Secured Term Loan Facility - KEXIM Credit Facility | 2021 $21.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 21,000,000